BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS.	12 Months Ended
Dec. 31, 2022
Disclosure Of EffectOf ChangesIn Foreign Exchange Rates Explanatory [Abstract]
Disclosure of effect of changes in foreign exchange rates [text block]
NOTE 11. BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS.

December 31, 2022	U.S dollar	Euros	Brazilian real	Argentine pesos	Mexican pesos	Other currencies	Chilean pesos	U.F.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Assets
Current assets
Cash and cash equivalents	395,254	4,884	103,829	97,859	28,564	26,793	10,024	-	667,207
Other current financial assets	15,350	-	-	-	-	-	-	-	15,350
Other current non-financial assets	18,727	115	17,745	5,333	2,979	7,406	153,754	-	206,059
Trade and other current receivables	614,204	36,425	50,646	38,000	33,089	1,972	97,616	6,056	878,008
Accounts receivable due from related companies	-	-	-	-	-	-	2,850	-	2,850
Current Inventories	1,298,649	-	130,707	-	39,353	-	1,302	-	1,470,011
Current biological assets	264,858	-	65,577	-	-	-	-	-	330,435
Current tax assets	174,287	-	8,333	10,296	9,495	1,137	174	-	203,722
Non-current assets or disposal groups classified as held for sale	2,781,329	41,424	376,837	151,488	113,480	37,308	265,720	6,056	3,773,642
Non-current assets or disposal groups classified as held for sale	1,215	-	15	-	49	-	-	-	1,279
Total current assets	2,782,544	41,424	376,852	151,488	113,529	37,308	265,720	6,056	3,774,921

Non-current assets
Other non-current financial assets	63,321	-	-	-	-	-	-	-	63,321
Other non-current non-financial assets	2,980	-	16,022	97	742	8	72,665	-	92,514
Trade and other non-current receivables	5,880	-	-	-	-	-	3,434	23,360	32,674
Investments accounted for using equity method	87,826	203,443	36,489	-	-	-	37,913	-	365,671
Intangible assets other than goodwill	71,141	-	1,940	-	358	-	-	-	73,439
Goodwill	41,408	-	13,392	-	-	-	-	-	54,800
Property, plant and equipment	9,024,490	-	389,522	-	127,120	-	1,203	-	9,542,335
Right of use assets	161,087	-	144,626	-	774	-	-	-	306,487
Non-current biological assets	2,549,796	-	315,139	-	-	-	-	-	2,864,935
Deferred tax assets	5,035	-	3,500	-	476	-	-	-	9,011
Total non-current assets	12,012,964	203,443	920,630	97	129,470	8	115,215	23,360	13,405,187

Total assets	14,795,508	244,867	1,297,482	151,585	242,999	37,316	380,935	29,416	17,180,108

December 31, 2022	U.S Dollar	Euros	Brazilian Real	Argentine Pesos	Mexican Pesos	Other currencies	Chilean Pesos	U.F.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Liabilities
Current liabilities
Other current financial liabilities	252,091	69,139	2,810	17	-	-	-	51,394	375,451
Current lease liabilities	10,636	91	10,063	-	1,579	23	10,716	3,676	36,784
Trade and other current payables	234,226	23,277	82,988	54,078	16,791	10,476	351,646	39,356	812,838
Accounts payable to related companies	202	-	-	-	-	-	14,078	-	14,280
Other short-term provisions	7,934	-	264	-	-	-	-	1,315	9,513
Current tax liabilities	19,482	5,123	1,512	-	752	-	-	-	26,869
Current provisions for employee benefits	-	-	-	-	-	-	7,571	-	7,571
Other current non-financial liabilities	192,359	51	33,011	5,120	4,828	16	7,593	-	242,978
Total liabilities, current	716,930	97,681	130,648	59,215	23,950	10,515	391,604	95,741	1,526,284

Non-current liabilities
Other non-current financial liabilities	3,637,416	386,186	67,080	-	-	-	-	1,064,689	5,155,371
Non-current lease liabilities	120,656	110	91,206	-	1,659	-	549	13,260	227,440
Other non-current payables	-	-	2,462	-	-	-	17,654	-	20,116
Non-current accounts payable to related companies	-	-	-	-	-	-	6,731	-	6,731
Other long-term provisions	1,677	-	12,512	26,517	-	-	-	-	40,706
Deferred tax liabilities	1,681,957	-	97,822	-	6,136	-	-	-	1,785,915
Non-current provisions for employee benefits	-	-	-	-	957	-	86,732	-	87,689
Other non-current non-financial liabilities	-	-	69,849	10	-	-	13	-	69,872
Total non-current liabilities	5,441,706	386,296	340,931	26,527	8,752	-	111,679	1,077,949	7,393,840

Total liabilities	6,158,636	483,977	471,579	85,742	32,702	10,515	503,283	1,173,690	8,920,124

December 31, 2021	U.S. dollar	Euros	Brazilian real	Argentine pesos	Mexican pesos	Other currencies	Chilean pesos	U.F.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Assets
Current assets
Cash and cash equivalents	703,232	5,755	160,896	112,234	20,467	4,311	4,205	-	1,011,100
Other current financial assets	5,865	-	-	-	-	-	-	-	5,865
Other current non-financial assets	25,774	166	18,209	5,900	3,717	6,165	107,959	-	167,890
Trade and other current receivables	789,236	21,884	39,142	22,721	31,288	5,023	70,127	502	979,923
Accounts receivable due from related companies	-	-	-	-	-	-	5,559	-	5,559
Current inventories	1,052,147	-	89,521	-	32,947	-	2,283	-	1,176,898
Current biological assets	269,769	-	59,817	-	-	-	-	-	329,586
Current tax assets	228,270	-	3,047	-	452	1,288	8	-	233,065
Non-current assets or disposal groups classified as held for sale	3,074,293	27,805	370,632	140,855	88,871	16,787	190,141	502	3,909,886
Non-current assets or disposal groups classified as held for sale	14,098	-	14	-	46	-	-	-	14,158
Total current assets	3,088,391	27,805	370,646	140,855	88,917	16,787	190,141	502	3,924,044

Non-current assets
Other non-current financial assets	10,525	-	-	-	-	-	-	-	10,525
Other non-current non-financial assets	1,639	-	12,244	56	740	8	73,862	-	88,549
Trade and other non-current receivables	11,806	-	-	-	-	-	2,492	40	14,338
Investments accounted for using equity method	78,216	203,505	26,823	-	-	-	28,098	-	336,642
Intangible assets other than goodwill	82,370	-	1,675	-	165	-	-	-	84,210
Goodwill	41,534	-	16,163	-	-	-	-	-	57,697
Property, plant and equipment	8,489,503	-	340,314	-	124,984	-	865	-	8,955,666
Right of use assets	150,220	-	29,886	-	-	-	-	-	180,106
Non-current biological assets	2,782,660	-	226,237	-	-	-	-	-	3,008,897
Deferred tax assets	3,968	-	2,768	-	901	-	-	-	7,637
Total non-current assets	11,652,441	203,505	656,110	56	126,790	8	105,317	40	12,744,267

Total assets	14,740,832	231,310	1,026,756	140,911	215,707	16,795	295,458	542	16,668,311

December 31, 2021	U.S. dollar	Euros	Brazilian real	Argentine pesos	Mexican pesos	Other currencies	Chilean Pesos	U.F.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Liabilities
Current liabilities
Other current financial liabilities	225,502	66,707	884	133	-	-	-	46,215	339,441
Current lease liabilities	9,140	107	4,208	-	1,391	63	26,944	7,750	49,603
Trade and other current payables	288,172	13,955	79,653	16,616	27,889	8,761	268,624	34,787	738,457
Accounts payable to related companies	230	-	-	-	-	-	2,347	-	2,577
Other short-term provisions	337	-	-	-	-	-	-	-	337
Current tax liabilities	59,319	7,655	4,339	44,856	11,803	-	9	-	127,981
Current provisions for employee benefits	-	-	-	-	-	-	4,593	-	4,593
Other current non-financial liabilities	131,214	73	24,680	4,679	7,195	739	5,074	-	173,654
Total current liabilities	713,914	88,497	113,764	66,284	48,278	9,563	307,591	88,752	1,436,643

Non-current liabilities
Other non-current financial liabilities	3,917,343	442,833	26,880	-	-	-	-	987,808	5,374,864
Non-current lease liabilities	69,905	159	17,694	-	2,377	107	11,334	12,125	113,701
Non-current payables	-	-	2,272	-	-	-	-	-	2,272
Other long-term provisions	-	-	3,489	26,060	-	-	-	-	29,549
Deferred tax liabilities	1,664,506	-	77,637	-	5,662	-	-	-	1,747,805
Non-current provisions for employee benefits	-	-	-	-	842	-	67,125	-	67,967
Other non-current non-financial liabilities	-	-	76,982	14	-	-	10	-	77,006
Total non-current liabilities	5,651,754	442,992	204,954	26,074	8,881	107	78,469	999,933	7,413,164

Total liabilities	6,365,668	531,489	318,718	92,358	57,159	9,670	386,060	1,088,685	8,849,807

	12-31-2022			12-31-2021
	Up to 90 days	From 91 days to 1 year	Total	Up to 90 days	From 91 days to 1 year	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Total current liabilities	1,241,515	284,769	1,526,284	1,111,151	325,492	1,436,643

Other current financial liabilities	141,110	234,341	375,451	59,007	280,434	339,441
U.S. dollar	138,283	113,808	252,091	58,794	166,708	225,502
Euros	-	69,139	69,139	-	66,707	66,707
Brazilian real	2,810	-	2,810	80	804	884
Argentine pesos	17	-	17	133	-	133
U.F.	-	51,394	51,394	-	46,215	46,215

Bank borrowings	109,889	167,905	277,794	29,658	219,177	248,835
U.S. dollar	107,079	98,766	205,845	29,578	151,666	181,244
Euros	-	69,139	69,139	-	66,707	66,707
Brazilian real	2,810	-	2,810	80	804	884

Other borrowings	31,221	66,436	97,657	29,349	61,257	90,606
U.S. dollar	31,204	15,042	46,246	29,216	15,042	44,258
Argentine pesos	17	-	17	133	-	133
U.F.	-	51,394	51,394	-	46,215	46,215

Current lease liabilities	11,339	25,445	36,784	13,204	36,399	49,603
U.S. dollar	2,799	7,837	10,636	2,418	6,722	9,140
Euros	24	67	91	40	67	107
Brazilian real	2,240	7,823	10,063	1,111	3,097	4,208
Mexican pesos	457	1,122	1,579	337	1,054	1,391
Other currencies	2	21	23	22	41	63
Chilean pesos	4,264	6,452	10,716	6,768	20,176	26,944
U.F.	1,553	2,123	3,676	2,508	5,242	7,750

Trade and other current payables	795,533	17,305	812,838	732,189	6,268	738,457
U.S. dollar	233,932	294	234,226	288,107	65	288,172
Euros	23,271	6	23,277	13,945	10	13,955
Brazilian real	66,586	16,402	82,988	73,635	6,018	79,653
Argentine pesos	54,078	-	54,078	16,616	-	16,616
Mexican pesos	16,188	603	16,791	27,714	175	27,889
Other currencies	10,476	-	10,476	8,761	-	8,761
Chilean pesos	351,646	-	351,646	268,624	-	268,624
U.F.	39,356	-	39,356	34,787	-	34,787

Accounts payable to related companies	14,280	-	14,280	2,577	-	2,577
U.S. dollar	202	-	202	230	-	230
Chilean pesos	14,078	-	14,078	2,347	-	2,347

Other short-term provisions	8,198	1,315	9,513	337	-	337
U.S. dollar	7,934	-	7,934	337	-	337
Brazilian real	264	-	264	-	-	-
U.F.	-	1,315	1,315	-	-	-

Current tax liabilities	24,251	2,618	26,869	126,059	1,922	127,981
U.S. dollar	16,864	2,618	19,482	59,207	112	59,319
Euros	5,123	-	5,123	7,655	-	7,655
Brazilian real	1,512	-	1,512	2,529	1,810	4,339
Argentine pesos	-	-	-	44,856	-	44,856
Mexican pesos	752	-	752	11,803	-	11,803
Chilean pesos	-	-	-	9	-	9

Current provisions for employee benefits	6,706	865	7,571	4,124	469	4,593
Chilean pesos	6,706	865	7,571	4,124	469	4,593

Other current non-financial liabilities	240,098	2,880	242,978	173,654	-	173,654
U.S. dollar	192,359	-	192,359	131,214	-	131,214
Euros	51	-	51	73	-	73
Brazilian real	33,011	-	33,011	24,680	-	24,680
Argentine pesos	5,120	-	5,120	4,679	-	4,679
Mexican pesos	4,828	-	4,828	7,195	-	7,195
Other currencies	16	-	16	739	-	739
Chilean pesos	4,713	2,880	7,593	5,074	-	5,074

	12-31-2022				12-31-2021
	From 13 months to 3 years	From 3 years to 5 years	More than 5 years	Total	From 13 months to 3 years	From 3 years to 5 years	More than 5 years	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Total non-current liabilities	2,392,390	1,104,841	3,896,609	7,393,840	2,342,748	661,414	4,409,002	7,413,164

Other non-current financial liabilities	1,028,450	947,217	3,179,704	5,155,371	1,097,939	582,606	3,694,319	5,374,864
U.S. dollar	782,284	492,898	2,362,234	3,637,416	886,371	180,000	2,850,972	3,917,343
Euros	126,793	129,736	129,657	386,186	124,640	127,324	190,869	442,833
Brazilian real	31,943	35,137	-	67,080	8,960	17,920	-	26,880
U.F.	87,430	289,446	687,813	1,064,689	77,968	257,362	652,478	987,808

Bank borrowings	368,353	164,873	129,657	662,883	227,008	325,244	190,869	743,121
U.S. dollar	209,617	-	-	209,617	93,408	180,000	-	273,408
Euros	126,793	129,736	129,657	386,186	124,640	127,324	190,869	442,833
Brazilian real	31,943	35,137	-	67,080	8,960	17,920	-	26,880

Other borrowings	660,097	782,344	3,050,047	4,492,488	870,931	257,362	3,503,450	4,631,743
U.S. dollar	572,667	492,898	2,362,234	3,427,799	792,963	-	2,850,972	3,643,935
U.F.	87,430	289,446	687,813	1,064,689	77,968	257,362	652,478	987,808

Non-current lease liabilities	45,904	38,906	142,630	227,440	44,459	26,083	43,159	113,701
U.S. dollar	21,562	17,653	81,441	120,656	18,691	13,708	37,506	69,905
Euros	109	1	-	110	156	3	-	159
Brazilian real	17,335	16,375	57,496	91,206	7,288	7,688	2,718	17,694
Mexican pesos	1,646	13	-	1,659	2,338	39	-	2,377
Other currencies	-	-	-	-	107	-	-	107
Chilean pesos	197	352	-	549	10,875	459	-	11,334
U.F.	5,055	4,512	3,693	13,260	5,004	4,186	2,935	12,125

Non-current payable	2,462	-	17,654	20,116	2,272	-	-	2,272
Brazilian real	2,462	-	-	2,462	2,272	-	-	2,272
Chilean pesos	-	-	17,654	17,654	-	-	-	-

Non- current accounts payable to related companies	3,283	-	3,448	6,731	-	-	-	-
Chilean pesos	3,283	-	3,448	6,731	-	-	-	-

Other long-term provisions	40,706	-	-	40,706	29,549	-	-	29,549
U.S. dollar	1,677	-	-	1,677	-	-	-	-
Brazilian real	12,512	-	-	12,512	3,489	-	-	3,489
Argentine pesos	26,517	-	-	26,517	26,060	-	-	26,060

Deferred tax liabilities	1,152,877	94,256	538,782	1,785,915	1,067,067	23,521	657,217	1,747,805
U.S. dollar	1,088,336	92,026	501,595	1,681,957	1,007,289	-	657,217	1,664,506
Brazilian real	58,405	2,230	37,187	97,822	54,116	23,521	-	77,637
Mexican pesos	6,136	-	-	6,136	5,662	-	-	5,662

Non-current provisions for employee benefits	77,746	9,943	-	87,689	67,951	-	16	67,967
Mexican pesos	957	-	-	957	826	-	16	842
Chilean pesos	76,789	9,943	-	86,732	67,125	-	-	67,125

Other non-current non-financial liabilities	40,962	14,519	14,391	69,872	33,511	29,204	14,291	77,006
Brazilian real	40,939	14,519	14,391	69,849	33,487	29,204	14,291	76,982
Argentine pesos	10	-	-	10	14	-	-	14
Chilean pesos	13	-	-	13	10	-	-	10

The table below sets forth the subsidiaries that have determined a functional currency other than the U.S. dollar as follows:

Subsidiary	Country	Functional currency
Arauco Canada Ltd.	Canada	Canadian dollar
Arauco Celulose do Brasil	Brazil	Brazilian real
Arauco do Brasil S.A.	Brazil	Brazilian real
Arauco Florestal Arapoti S.A.	Brazil	Brazilian real
Arauco Forest Brasil S.A.	Brazil	Brazilian real
Arauco Industria de Mexico, S.A. de C.V.	Mexico	Mexican pesos
Arauco Industria de Paineis S.A.	Brazil	Brazilian real
Arauco Participações Florestais Ltda.	Brazil	Brazilian real
Araucomex Servicios, S.A. de C.V.	Mexico	Mexican pesos
Consorcio Protección Fitosanitaria Forestal S.A.	Chile	Chilean pesos
Empreendimentos Florestais Santa Cruz Ltda.	Brazil	Brazilian real
Leasing Forestal S.A.	Argentina	Argentine pesos
Mahal Empreendimentos e Participações S.A.	Brazil	Brazilian real
Novo Oeste Gestao de Ativos Florestais S.A.	Brazil	Brazilian real
Lemu Earth SpA	Chile	Chilean pesos

The table below shows a detail per company of the effect in the period of the reserve of exchange differences on translation:

	January - December
	2022	2021	2020
	ThU.S.$	ThU.S.$	ThU.S.$
Arauco do Brasil S.A.	55,101	(25,371)	(90,528)
Arauco Forest Brasil S.A.	17,585	(21,990)	(84,241)
Sonae Arauco S.A.	(11,508)	(16,092)	15,880
Arauco Florestal Arapoti S.A.	4,582	(4,843)	(18,015)
Arauco Industria México S.A. de C.V.	12,057	(3,008)	(10,052)
Arauco Canada Ltd.	(16,249)	357	6,636
Others	(3,702)	(2,928)	1,387
Total reserve of exchange differences on translation	57,866	(73,875)	(178,933)

Effect of foreign exchange rates changes

	January - December
	2022	2021	2020
	ThU.S.$	ThU.S.$	ThU.S.$
Exchange differences recognized in profit or loss, except for those arising on financial instruments measured at fair value through profit or loss	18,436	9,022	(26,752)
Reserve of exchange differences on translation (with non-controlling interests)	57,867	(80,965)	(183,419)